General Information and Basis of Presentation - Additional Information (Detail)					6 Months Ended
	Jun. 21, 2023 USD ($) $ / shares shares	Apr. 28, 2023	Dec. 03, 2021 shares	Nov. 10, 2021 shares	Jun. 30, 2023 $ / shares shares	Jun. 30, 2022 shares	Dec. 31, 2022 shares	May 14, 2021 shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares outstanding					17,087,362		12,972,358
Number of tankers					8
Description of the reverse stock split arrangement		1-for-15
Three Medium Range Type Product Tankers [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of tankers					5
One Afra Max Crude Oil Tanker [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of tankers					1
Two Suezmax Crude Oil Tankers [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of tankers					2
Two Handysize Drybulk Carriers [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of tankers					2
Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares new issues					3,287,062	12,365,251
Description of the reverse stock split arrangement		1-for-15
Common Stock [Member] | Spin Off Transaction [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares new issues			4,775,272	4,774,772
Preferred Stock [Member] | Preferred Class A [Member] | Spin Off Transaction [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares new issues			795,878	795,878
Preferred stock dividend rate percentage			8.75%	8.75%
Preferred stock liquidation preference per share | $ / shares					$ 25
Warrant [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Description of the reverse stock split arrangement		1-for-15
StealthGas Inc. [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares outstanding								500
C3is Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Cash | $	$ 5,000,000
C3is Inc [Member] | Preferred Stock [Member] | Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Preferred stock dividend rate percentage	5.00%
Preferred stock liquidation preference per share | $ / shares	$ 25
Preferred stock shares outstanding	600,000